Income tax - Current and deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
Current tax for the year	$ 99	$ 69	$ 60
Adjustments in respect of prior years	1	(20)	9
Total current tax	100	49	69
Deferred tax:
Deferred tax for the year	(134)	(11)	19
Adjustments in respect of prior years	(6)	17	(18)
Total deferred tax	(140)	6	1
Income tax (credit)/charge	$ (40)	$ 55	$ 70